Summary of Significant Accounting Policies - Estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	11 years
Other Property Plant And Equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Other Property Plant And Equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years